Form N-1A Supplement	Nov. 04, 2026
Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BAILLIE GIFFORD ETF TRUST

Baillie Gifford Emerging Markets ETF (the “Fund”)

Supplement dated November 4, 2026 to the Prospectus and the Statement of Additional Information (“SAI”), each dated June 1, 2026, as supplemented or revised from time to time

Effective on or about November 5, 2026: